Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 33,174,487		¥ 32,556,669
Available-for-sale debt securities, Gross unrealized gains	400,534		349,372
Available-for-sale debt securities, Gross unrealized losses	56,518		72,927
Available-for-sale debt securities, Fair value	33,518,503		32,833,114
Held-to-maturity debt securities, Amortized cost	4,441,901		3,582,941
Held-to-maturity debt securities, Gross unrealized gains	46,339		54,800
Held-to-maturity debt securities, Gross unrealized losses	35,293		17,069
Held-to-maturity debt securities, Fair value	4,452,947		3,620,672
Equity securities, Amortized cost			2,789,392
Equity securities, Gross unrealized gains			3,925,680
Equity securities, Gross unrealized losses			43,488
Equity securities, Fair value			6,671,584
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	23,748,558		24,272,345
Available-for-sale debt securities, Gross unrealized gains	330,115		299,402
Available-for-sale debt securities, Gross unrealized losses	977		3,843
Available-for-sale debt securities, Fair value	24,077,696		24,567,904
Held-to-maturity debt securities, Amortized cost	1,100,701		1,100,807
Held-to-maturity debt securities, Gross unrealized gains	41,619		40,212
Held-to-maturity debt securities, Gross unrealized losses
Held-to-maturity debt securities, Fair value	1,142,320		1,141,019
Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	2,203,978		1,532,143
Available-for-sale debt securities, Gross unrealized gains	22,593		7,808
Available-for-sale debt securities, Gross unrealized losses	5		2,520
Available-for-sale debt securities, Fair value	2,226,566		1,537,431
Foreign Government and Official Institution Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	2,648,874		2,207,662
Available-for-sale debt securities, Gross unrealized gains	18,099		8,938
Available-for-sale debt securities, Gross unrealized losses	25,554		44,908
Available-for-sale debt securities, Fair value	2,641,419		2,171,692
Held-to-maturity debt securities, Amortized cost	138,731		59,330
Held-to-maturity debt securities, Gross unrealized gains	193		383
Held-to-maturity debt securities, Gross unrealized losses	212		103
Held-to-maturity debt securities, Fair value	138,712		59,610
Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,117,302		1,104,799
Available-for-sale debt securities, Gross unrealized gains	14,251		15,589
Available-for-sale debt securities, Gross unrealized losses	822		1,028
Available-for-sale debt securities, Fair value	1,130,731		1,119,360
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,635,220		1,632,346
Available-for-sale debt securities, Gross unrealized gains	1,469		752
Available-for-sale debt securities, Gross unrealized losses	21,338		15,563
Available-for-sale debt securities, Fair value	1,615,351		1,617,535
Held-to-maturity debt securities, Amortized cost	910,990		885,965
Held-to-maturity debt securities, Gross unrealized gains	1,209		1,660
Held-to-maturity debt securities, Gross unrealized losses	21,202	[1]	14,726	[2]
Held-to-maturity debt securities, Fair value	890,997		872,899
Residential Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale debt securities to Held-to-maturity debt securities remaining in Accumulated OCI	10,591		3,457
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	132,996		95,383
Available-for-sale debt securities, Gross unrealized gains	310		473
Available-for-sale debt securities, Gross unrealized losses	2,351		620
Available-for-sale debt securities, Fair value	130,955		95,236
Held-to-maturity debt securities, Amortized cost	160,267		171,647
Held-to-maturity debt securities, Gross unrealized gains	1,903		4,107
Held-to-maturity debt securities, Gross unrealized losses	2,032	[1]	1,018	[2]
Held-to-maturity debt securities, Fair value	160,138		174,736
Commercial Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale debt securities to Held-to-maturity debt securities remaining in Accumulated OCI	4,667		5,932
Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,494,629		1,546,989
Available-for-sale debt securities, Gross unrealized gains	10,846		12,775
Available-for-sale debt securities, Gross unrealized losses	2,553		1,415
Available-for-sale debt securities, Fair value	1,502,922		1,558,349
Held-to-maturity debt securities, Amortized cost	2,131,212		1,365,192
Held-to-maturity debt securities, Gross unrealized gains	1,415		8,438
Held-to-maturity debt securities, Gross unrealized losses	11,847		1,222
Held-to-maturity debt securities, Fair value	2,120,780		1,372,408
Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	192,930	[3]	165,002	[4]
Available-for-sale debt securities, Gross unrealized gains	2,851	[3]	3,635	[4]
Available-for-sale debt securities, Gross unrealized losses	2,918	[3]	3,030	[4]
Available-for-sale debt securities, Fair value	192,863	[3]	165,607	[4]
Other Debt Securities [Member] | Private Placement Debt Conduit Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value	¥ 112,822		152,374
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Equity securities, Amortized cost			2,789,392
Equity securities, Gross unrealized gains			3,925,680
Equity securities, Gross unrealized losses			43,488
Equity securities, Fair value			¥ 6,671,584

[1]	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥10,591 million and ¥4,667 million, respectively, at March 31, 2019 and are not included in the table above.
[2]	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥3,457 million and ¥5,932 million, respectively, at March 31, 2018 and are not included in the table above.
[3]	Other debt securities in the table above mainly include ¥112,822 million of private placement debt conduit bonds.
[4]	Other debt securities in the table above include ¥152,374 million of private placement debt conduit bonds.